SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Shares Capital
Composition of share capital of the Company:

	December 31,
	2017		2018
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary shares of NIS 0.01 par value each	250,000,000	35,274,888	250,000,000	36,838,523

Schedule of Share Based Compensation Expense
The total share-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2016, 2017 and 2018 is comprised as follows:

	Year ended December 31,
	2016	2017	2018

Cost of revenues	$1,386	$2,289	$3,350
Research and development	4,660	6,110	7,922
Sales and marketing	5,765	8,642	12,708
General and administrative	5,724	8,196	11,984

Total share-based compensation expense	$17,535	$25,237	$35,964

Schedule of Stock Option Activity
A summary of the activity in options granted to employees for the year ended December 31, 2018 is as follows:

	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Balance as of December 31, 2017	2,540,418	$31.15	6.99	$39,659

Granted	209,500	$58.93
Exercised	(1,174,396)	$15.36
Forfeited	(98,912)	$49.87

Balance as of December 31, 2018	1,476,610	$46.40	7.30	$40,968

Exercisable as of December 31, 2018	897,629	$43.52	6.63	$27,481

Schedule of Fair Value Assumptions
The following table sets forth the parameters used in computation of the options compensation to employees for the years ended December 31, 2016, 2017 and 2018:

	Year ended December 31,
	2016	2017	2018

Expected volatility	45%	45%-48%	47%-48%
Expected dividends	0%	0%	0%
Expected term (in years)	5.25-6.10	5.25-6.25	5.00-6.20
Risk free rate	1.30%- 1.70%	1.77%- 2.05%	2.38%- 3.12%

Schedule of Options Data
A summary of options data for the years ended December 31, 2016, 2017 and 2018, is as follows:

	Year ended December 31,
	2016	2017	2018

Weighted-average grant date fair value of options granted	$19.16	$21.81	$28.26
Total intrinsic value of the options exercised	$37,618	$33,614	$53,398

Schedule of Outstanding and Exercisable Options
The following tables summarize information about the Company's outstanding and exercisable options granted to employees as of December 31, 2018:

Exercise price	Options outstanding as of December 31, 2018	Weighted average remaining contractual term	Options exercisable as of December 31, 2018	Weighted average remaining contractual term
		(years)		(years)

$0.20 – 14.00	186,504	4.64	186,504	4.64
$37.44 – 47.29	331,472	7.83	120,094	7.47
$47.40 – 50.42	393,087	7.69	241,302	7.58
$50.99 – 59.14	328,677	7.39	211,772	6.70
$63.37 – 77.33	236,870	7.91	137,957	6.87

	1,476,610	7.30	897,629	6.63

Schedule of RSUs and PSUs Activity
A summary of RSUs and PSUs activity for the year ended December 31, 2018 is as follows:

	Amount of RSUs and PSUs	Weighted average grant date fair value

Unvested as of December 31, 2017	1,110,899	$47.63

Granted	1,118,356	$61.59
Vested	(389,239)	$49.25
Forfeited	(118,396)	$50.32

Unvested as of December 31, 2018	1,721,620	$56.15